Income Taxes - Schedule of Income Tax Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory tax rate					$ (4,643)	$ (37,160)	$ (19,074)
Less: Income tax benefit at federal statutory tax rate for LLC entities					(2,272)	32,801	16,167
State and local income taxes					(224)	130	(90)
Depletion expense					(129)	(411)	(377)
Goodwill impairment						1,046
Effective rate change					(241)		(532)
Valuation allowance					1,693	729	36
Impact of international operations					(73)
Prior year true-up adjustments and amended returns					(624)
Other					(470)	218	(50)
Income tax benefit	$ (2,655)	$ (1,038)	$ (12,468)	$ (2,498)	$ (6,983)	$ (2,647)	$ (3,920)